Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net Income (loss)	$ (1,018,527)	$ 1,203,477	$ 617,231
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	131,024	121,934	118,857
Loss from disposal of property and equipment	2,502	663	4,686
Provision for doubtful accounts	444,480	142,781	26,794
Provision for investments in unconsolidated entity	76,425
Income/(loss) from investments in unconsolidated entities		(56,421)	36,171
Interest income from loan to third parties	(24,586)	(2,417)
Deferred tax benefit	(106,431)	(155,839)	(92,025)
Changes in operating assets and liabilities:
Accounts receivable, net	(227,286)	(1,384,009)	304,737
Other receivable, net	(46,538)	32,444	(55,142)
Other current assets	22,168	(131,782)	33,554
Deferred offering costs	(262,587)	(156,457)
Deferred revenue	300,771	(215,789)	306,024
Taxes payable	(130,387)	119,604	(1,921)
Other payable	203,917	(48,980)	(4,224)
Accrued expenses and other liabilities	121,745	89,144	(1,923)
Net cash provided by (used in) operating activities	(513,310)	(441,647)	1,292,819
Cash flows from investing activities:
Purchase of property and equipment	(350,284)	(556,278)	(75,676)
Proceeds from disposal of property and equipment	64	15	134
Proceeds from loans to third parties	446,987	241,440	148,581
Payments made for loans to third parties	(89,397)	(995,941)	(371,451)
Payments made for investment in unconsolidated entities			(282,303)
Proceeds from disposal of investment in unconsolidated entity		52,815
Net cash provide by (used in) investing activities	7,370	(1,257,949)	(580,715)
Cash flows from financing activities:
Changes in due to related parties	(53,444)	310,215
Capital contribution by shareholders of non-controlling interest	65,168	41,119	66,861
Net cash provided by financing activities	11,724	351,334	66,861
Effect of exchange rate fluctuation on cash	(301,021)	470,449	(349,732)
Net increase (decrease) in cash	(795,237)	(877,813)	429,233
Cash at beginning of the year	4,722,955	5,600,768	5,171,535
Cash at end of the year	3,927,718	4,722,955	5,600,768
Supplemental cash flow information
Cash paid for income taxes	141,589	135,427	195,003
Non-cash investing activities
Payable for capitalized software development costs		$ 25,458